Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In The Carrying Amount Of Goodwill
The following table presents changes in the carrying amount of goodwill during the periods indicated:

(In millions)	Investment Servicing(1)	Investment Management	Total
Goodwill:
Ending balance December 31, 2016	$5,550	$264	$5,814
Acquisitions	17	—	17
Divestitures and other reductions	(9)	—	(9)
Foreign currency translation	194	6	200
Ending balance December 31, 2017	5,752	270	6,022
Acquisitions(1)	1,512	—	1,512
Foreign currency translation	(84)	(4)	(88)
Ending balance December 31, 2018	$7,180	$266	$7,446

(1) Investment Servicing includes our acquisition of Charles River Development on October 1, 2018, which is described in Note 1.

Schedule of Finite-Lived Intangible Assets
The following table presents changes in the net carrying amount of other intangible assets during the periods indicated:

(In millions)	Investment Servicing(1)	Investment Management	Total
Other intangible assets:
Ending balance December 31, 2016	$1,539	$211	$1,750
Acquisitions	16	—	16
Divestitures	(11)	—	(11)
Amortization	(183)	(31)	(214)
Foreign currency translation	71	1	72
Ending balance December 31, 2017	1,432	181	1,613
Acquisitions(1)	1,007	—	1,007
Amortization	(196)	(30)	(226)
Foreign currency translation	(25)	—	(25)
Ending balance December 31, 2018	$2,218	$151	$2,369

(1) Investment Servicing includes our acquisition of Charles River Development on October 1, 2018, which is described in Note 1.
The following table presents the gross carrying amount, accumulated amortization and net carrying amount of other intangible assets by type as of the dates indicated:

	December 31, 2018			December 31, 2017
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Other intangible assets:
Client relationships	$3,262	$(1,605)	$1,657	$2,669	$(1,470)	$1,199
Technology	389	(49)	340	47	(40)	7
Core deposits	676	(350)	326	686	(320)	366
Other	103	(57)	46	95	(54)	41
Total	$4,430	$(2,061)	$2,369	$3,497	$(1,884)	$1,613

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Expected future amortization expense for other intangible assets recorded as of December 31, 2018 is as follows:

(In millions)	Future Amortization
Years Ended December 31,
2019	$245
2020	243
2021	236
2022	233
2023	232